Segmented information (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Segmented Information
Revenue percentage	94.00%	93.00%	92.00%	96.00%
Revenue from customer	$ 7.5	$ 9.4	$ 16.0	$ 19.1